Income Taxes (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) subsidiary	Dec. 31, 2023 HKD ($) subsidiary	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Income tax expense/(benefit)
Total current tax	$ 2,283		$ 3,280	$ 16,636
Deferred income tax expense/(benefit)	2,226		(3,563)	(4,718)
Income tax expense/(benefit)	$ 4,509		(283)	11,918
Number of subsidiaries incorporated in the British Virgin Islands subject to HK profits tax | subsidiary	3	3
Reconciliation of reported income tax expense to the theoretical tax amount
Income/(loss) before income taxes and equity in earnings of equity investees	$ 58,308		(410,422)	(215,740)
Tax calculated at the statutory tax rate of the Company	9,621		(67,720)	(35,597)
Different tax rates applicable in different jurisdictions	541		6,316	136
Tax valuation allowance	26,629		93,243	63,975
Preferential tax rate difference	(3,065)		(171)	(148)
Preferential tax deduction and credits	(32,667)		(40,791)	(29,838)
Expenses not deductible for tax purposes	7,086		8,886	8,684
Withholding tax on undistributed earnings of PRC entities	2,386		2,492	3,153
Income not subject to tax	(5,826)		(2,142)	(2,704)
Temporary difference	(817)		(1,614)	2,717
Others	621		1,218	1,540
Income tax expense/(benefit)	4,509		(283)	11,918
HBYS
Income tax expense/(benefit)
Capital gain on indirect disposal of investments withholding tax				$ 14,373
Capital gain on indirect disposal of investments withholding tax rate				10.00%
HK
Income tax expense/(benefit)
Total current tax	45		301	$ 310
Threshold of first tiered assessable profits	$ 300	$ 2.0
Tax rate for the first tiered assessable profits	8.25%	8.25%
Tax rate for the remaining assessable profits	16.50%	16.50%
PRC
Income tax expense/(benefit)
Total current tax	$ 1,767		$ 2,580	$ 15,909
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
Dividends declared withholding tax rate (as a percent)	10.00%	10.00%	10.00%	10.00%
Lower withholding tax rate (as a percent)	5.00%	5.00%	5.00%	5.00%
Minimum equity interest of foreign investor required for lower withholding tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Distributable reserves expected to be distributed as dividends (as a percent)	100.00%	100.00%	100.00%	100.00%
U.S. and others
Income tax expense/(benefit)
Total current tax	$ 471		$ 399	$ 417
US
Income tax expense/(benefit)
U.S. withholding tax (as a percent)	30.00%	30.00%
US | Federal
Income tax expense/(benefit)
Income tax rate (as a percent)	21.00%	21.00%
US | Minimum | State
Income tax expense/(benefit)
U.S. state taxes (as a percent)	0.00%	0.00%
US | Maximum | State
Income tax expense/(benefit)
U.S. state taxes (as a percent)	11.50%	11.50%
United Kingdom
Income tax expense/(benefit)
Income tax rate (as a percent)	19.00%	19.00%
EU countries | Minimum
Income tax expense/(benefit)
Income tax rate (as a percent)	15.00%	15.00%
EU countries | Maximum
Income tax expense/(benefit)
Income tax rate (as a percent)	25.00%	25.00%